Income Taxes (Details 2)	12 Months Ended
Dec. 31, 2017
China [Member]
Income Tax Examination [Line Items]
Earliest tax years	2013
U.S. Federal [Member]
Income Tax Examination [Line Items]
Earliest tax years	2011